Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventories [Abstract]
Inventories
4. Inventories
Inventories are stated at the lower of cost or market determined by the first in, first out method. Inventories consist principally of finished goods at June 30, 2011 and December 31, 2010.
3. Inventories Inventories consist of the following:

	December 31,
	2010	2009
	(In thousands)
Work in process	$260	$5
Finished goods	—	15

	$260	$20